Cover	Dec. 16, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2019
Entity File Number	1-9235
Entity Registrant Name	Thor Industries, Inc.
Entity Central Index Key	0000730263
Entity Tax Identification Number	93-0768752
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	601 East Beardsley Avenue
Entity Address, City or Town	Elkhart
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46514-3305
City Area Code	574
Local Phone Number	970-7460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock (Par value $.10 Per Share)
Trading Symbol	THO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false